Summary of Significant Accounting Policies: Fair Value of Financial Instruments: Schedule of Fair Value Hedging Instruments, Statements of Financial Performance and Financial Position, Location (Tables)
6 Months Ended
Jun. 30, 2014
Tables/Schedules
Schedule of Fair Value Hedging Instruments, Statements of Financial Performance and Financial Position, Location

Stock Warrant
Level 3 Reconciliation:	Derivative
Level 3 assets and liabilities at December 31, 2013	$-
Purchases, sales, issuances and settlements (net)	-
Total level 3 assets and liabilities at June 30, 2014	$-